Leases (Details) - Schedule of Undiscounted Cash Flows to Finance and Operating Lease Liabilities - VASO CORPORATION [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Leases (Details) - Schedule of Undiscounted Cash Flows to Finance and Operating Lease Liabilities [Line Items]
2023 Finance leases	$ 144
2023 Operating leases	782
2023 Total	926
2024 Finance leases	83
2024 Operating leases	554
2024 Total	637
2025 Finance leases	25
2025 Operating leases	324
2025 Total	349
2026 Finance leases
2026 Operating leases	71
2026 Total	71
Undiscounted lease payments Finance leases	252
Undiscounted lease payments Operating leases	1,731
Undiscounted lease payments Total	1,983
Amount representing interest Finance leases	(34)
Amount representing interest Operating leases	(163)
Amount representing interest Total	(197)
Discounted lease liabilities Finance leases	218
Discounted lease liabilities Operating leases	1,568
Discounted lease liabilities Total	$ 1,786